Shareholder Report, Holdings (Details) - Multi-Manager Directional Alternative Strategies Fund - Institutional Class	Oct. 31, 2024
Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Information Technology Sector One [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.40%)
Industrials Sector One [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.60%)
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
Health Care Sector One [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
Financials Sector One [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.10%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Other Issue Type [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Other Issue Type Two [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Exchange Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	(45.80%)